Intangible Assets, Net - Schedule of Intangible Assets, Stated at Cost Less Accumulated Amortization (Details)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of Intangible Assets, Stated at Cost Less Accumulated Amortization [Line Items]
Less: accumulated amortization	¥ (553,459)		¥ (251,572)
Total	955,974	$ 130,967	1,257,860
Software and technology [Member]
Schedule of Intangible Assets, Stated at Cost Less Accumulated Amortization [Line Items]
Software and technology	¥ 1,509,433		¥ 1,509,432